STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		116 Months Ended	125 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011	Jul. 31, 2012
OPERATING ACTIVITIES
Net loss	$ (10,079,628)	$ (5,237,535)	$ (8,115,740)	$ (10,812,200)	$ (35,487,856)	$ (45,567,484)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash charges to consultants and employees for options and stock	877,251	619,326	795,226	570,664	3,800,645	4,677,896
Amortization of deferred financing costs	0	0	0	0	260,000	260,000
Amortization of discount on convertible promissory notes	1,331,368	455,619	482,507	550,040	1,156,393	2,487,761
Impairment of intangible assets	0	0	0	0	26,087	26,087
Non-cash interest expense	2,885,053	2,198,214	4,106,212	3,238,054	8,570,732	11,455,784
(Gain) loss on change in value of warrants and embedded derivative	(6,020,434)	(7,134,709)	(9,763,113)	(445,576)	(14,411,686)	(20,432,120)
Warrant Expense	0	71,899	557,935	206,275	764,210	764,210
Employee Stock Purchase Plan expense	9,727	0				9,727
Value of penalty shares issued	0	0	0	0	149,276	149,276
Depreciation expense	9,184	28,406	28,406	38,528	195,672	204,858
Amortization expense of intangibles	109,859	99,274	132,288	100,420	594,640	704,499
Other Income	0	0	267	0	267	33,478
Write-off of intangible assets			33,211	0	33,211
Loss (Gain) on note retirement	2,173,491	109,492	461,595	(123,963)	(1,194,845)	978,646
Changes in operating assets and liabilities :
Decrease (increase) in prepaid expenses	(2,452)	(12,352)	1,037	(2,066)	(37,473)	(39,925)
Decrease in grant receivable	0	244,479	244,479	(244,479)	0	0
Decrease (increase) in other current assets	(30,961)	(27,221)	(2,221)	0	(2,221)	(33,182)
Increase in other assets	0	(140,222)	(38,438)	(89,956)	(132,271)	(132,271)
Decrease (increase) in deferred expenses	365,925	(43,830)	(1,146,783)	212,952	(872,375)	(506,450)
Increase in accounts payable and accrued expenses	4,445,333	1,258,911				11,370,590
(Decrease) increase in deferred rent	(43,228)	61,231	62,441	0	62,441	19,212
Increase (decrease) in interest payable	24,759	51,469	94,547	(178,700)	(65,862)	(41,104)
Increase in accounts payable			739,536	388,924	3,906,728
Increase in accrued expenses			2,383,767	167,143	3,018,528
Net cash used in operating activities	(3,944,753)	(7,397,549)	(8,942,842)	(6,423,940)	(29,665,759)	(33,610,512)
INVESTING ACTIVITIES
Cash paid on acquisition of Great Expectations			0	0	(44,940)
Purchase of property and equipment	(91,844)	0	0	(12,436)	(150,093)	(241,937)
Cost of intangible assets	(258,940)	(239,019)	(296,358)	(854,773)	(2,915,740)	(3,219,620)
Net cash used in Investing Activities	(350,784)	(239,019)	(296,358)	(867,209)	(3,110,773)	(3,461,557)
FINANCING ACTIVITIES
Proceeds from convertible debenture	500,000	875,000	955,000	80,000	1,995,000	2,495,000
(Increase) in deferred offering expenses	(58,500)	(23,500)	(52,000)	0	(52,000)	(110,500)
Cash paid for deferred financing costs	0	(25,000)	(25,000)	0	(584,493)	(584,493)
Principal payments on notes payable	(87,941)	(613,573)	(769,379)	(1,798,119)	(2,691,089)	(2,779,030)
Proceeds from notes payable	2,388,963	6,701,775	7,691,063	1,255,000	13,951,952	16,340,885
Deferred Investment Funds	50,000	0				50,000
Net proceeds of issuance of Preferred Stock	0	1,342,672	1,342,672	7,032,827	8,610,499	8,610,499
Cancellation of warrants	0	0	0	0	(600,000)	(600,000)
Proceeds from exercise of warrants	411,765	1,085,001	1,085,001	170,000	1,255,001	1,666,766
Net proceeds of issuance of common stock	0	0	0	0	11,988,230	11,988,230
Net cash provided by Financing Activities	3,204,287	9,342,375	10,227,357	6,739,708	33,873,070	37,077,357
Net increase (decrease) in cash	(1,091,250)	1,705,807	988,157	(551,441)	1,096,538	5,288
Cash at beginning of period	1,096,538	108,381	108,381	659,822	0	0
Cash at end of period	$ 5,288	$ 1,814,188	$ 1,096,538	$ 108,381	$ 1,096,538	$ 5,288